Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Goodwill	$ 56,555	$ 58,180
Other intangible assets	60,650	70,722
Property, plant and equipment	429,603	462,129
Investment in joint ventures	5,711	5,585
Other financial assets	3,175	3,564
Other assets	3,499	3,883
Deferred tax assets	56,510	43,546
Total Non-current assets	615,703	647,609
Current assets
Inventories	175,228	159,334
Trade receivables	277,621	234,273
Other financial assets	6,872	3,890
Other assets	28,725	35,038
Income tax receivables	14,983	16,377
Cash and cash equivalents	73,453	72,284
Total Current assets	576,882	521,196
Total Assets	1,192,585	1,168,805
Equity
Subscribed capital	84,254	83,770
Treasury shares	(3,757)	(3,773)
Reserves	(26,610)	(55,403)
Profit for the period	76,919	75,262
Total Equity	130,806	99,856
Non-current liabilities
Pension provisions	64,714	65,390
Other provisions	11,576	13,344
Financial liabilities	664,441	680,699
Other liabilities	66	6
Deferred tax liabilities	33,931	25,121
Total Non-current liabilities	774,728	784,560
Current liabilities
Other provisions	56,746	59,471
Trade payables	164,180	169,624
Other financial liabilities	8,872	7,013
Income tax liabilities	35,741	15,539
Other liabilities	21,512	32,742
Current liabilities	287,051	284,389
Equity and liabilities	$ 1,192,585	$ 1,168,805